Subsequent events - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [line items]
Repaid of loan		$ 2,783	$ 2,598
State Guaranted Loan [Member] | Contractual Repayment Schedule [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repaid of loan	$ 1,300